Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 1,022,082	$ 1,056,002	$ 1,833,069
State									191,999	285,699	267,904
Total Current Tax Expense									1,214,081	1,341,701	2,100,973
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									696,638	722,699	192,051
State									9,761	2,699	10,144
Total Deferred Tax Expense									706,399	725,398	202,195
Total Income Tax Expense	$ 115,000	$ 655,000	$ 510,000	$ 641,000	$ 371,000	$ 601,000	$ 527,000	$ 567,000	$ 1,920,480	$ 2,067,099	$ 2,303,168